Dear Shareholders:

We are pleased to present the investment results for the Cornerstone MVP Fund. Since our inception six months ago on December 31, 1998, the Fund has grown 7.3% from an initial NAV of $10.00 to $10.73 on June 30, 1999. The S&P 500 Index was up 12.4% and the Russell Mid-Cap Index was up 9.6% for the same six month period. Although the Fund's inception date is December 31, 1998, it was originally funded with just $1,000 in cash. Significant funding did not take place until March 9, 1999 and on that date the Fund commenced investing in U.S. equities. Comparing our first fully invested quarter, March 31st - June 30, 1999, the Fund returned 9.0% while the S&P 500 Index was up 7.0% for the same period. Although not being invested in the first quarter of 1999 hurt us on a year-to-date comparison basis, our aim is to outperform for the 2nd, 3rd & 4th quarters of 1999 and thus for 1999 as a whole.

                                Returns for the Period ended June 30, 1999
 Fund / Index                Six Months      Since Inception - December 31, 1998
 ------------                ----------      -----------------------------------
 Cornerstone MVP Fund           7.30%                       7.30%
 S&P 500                       12.38%                      12.38%
 Russell Mid-Cap                9.55%                       9.55%

Chart - Growth of $10,000

DATE               Cornerstone MVP             S&P 500           Russell Mid-Cap
12-31-98             $10,000.00              $10,000.00             $10,000.00
01-31-99             $10,010.00              $10,418.16             $ 9,976.23
02-28-99             $10,020.00              $10,094.38             $ 9,627.62
03-31-99             $ 9,840.00              $10,498.24             $ 9,914.81
04-30-99             $10,430.00              $10,904.79             $10,640.14
05-31-99             $10,310.00              $10,647.29             $10,596.58
06-30-99             $10,730.00              $11,238.18             $10,955.26

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the Russell Mid-Cap Index on December 31, 1998 and held through June 30, 1999. The S&P 500 Index and the Russell Mid-Cap Index are widely recognized indices of common stock prices. Performance figures include the change in value of the stocks in the indices, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's returns. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

The bull market that started in early 1995 continued through the first half of 1999. After the temporary setback in late 1998 due largely to Russian and Asian currency devaluations, investors returned to U.S. stocks with a bias toward the large-cap growth stocks. Although stocks have risen dramatically from the recent low in October, 1998, we note that the 30-year U.S. Treasury rate has risen from a low of 4.70% on October 5, 1998 to 5.98% on June 30, 1999. This significant rise in interest rates will make continued price multiple expansion (and therefore stock price appreciation) difficult to sustain in the near term.

Our investment philosophy as applied to the Fund has been very favorable. The MVP approach leads us to find growing companies (Performance), trading at reasonable prices (Valuation), that are moving up in price (Momentum). As a result, we believe our portfolio has less risk than the overall market with valuation levels at only 75% - 80% of the market. We are confident that our conservative portfolio should perform well in this rising interest rate environment relative to the S&P 500 Index.

Cornerstone Investment Management, LLC continues to uncover attractive investments for the MVP Fund through diligent research and analysis. Although many of the largest companies' stocks are overvalued by our measures, we continue to find many large-cap and mid-cap stocks that fit our investment criteria. We strive to outperform both large-cap and mid-cap stock indices including the Russell 200 Large-Cap Index and the Russell 800 Mid-Cap Index. Combined, these two indices comprise the Russell 1000. Because of the very close correlation between the Russell 200 Large-Cap Index and the S&P 500 Index, we have included the more widely followed S&P 500 Index for comparison purposes. The fund continues to be a large-cap value fund ($10 billion market cap. or greater) on a weighted average basis. Our aim is to continue to be a tax efficient, core capital Fund, appropriate for the "cornerstone" of our investors' portfolios. As a small fund, we welcome shareholder inquiries, and are working hard to meet your expectations.

Sincerely,




Christopher S. Ryan, CFA

Cornerstone MVP Fund
Schedule of Investments - June 30, 1999

Common Stocks - 94.1%                                             Shares                        Value

Advertising - 3.3%
Acxiom Corp. (a)                                                  18,000                     $ 448,875
                                                                                          -------------
Aerospace & Defense - 3.6%
Boeing Co.                                                        11,000                       486,063
                                                                                          -------------
Banks - 3.4%
Bank One Corp.                                                     3,700                       220,381
Citigroup, Inc.                                                    5,096                       242,036
                                                                                          -------------
                                                                                               462,417
                                                                                          -------------
Broadcasting - 2.0%
Clear Channel Communications, Inc. (a)                             4,000                       275,750
                                                                                          -------------
Communications Equipment - 2.5%
Lucent Technologies, Inc.                                          5,115                       344,943
                                                                                          -------------
Computer Services & Software - 19.2%
Computer Sciences Corp. (a)                                        7,900                       546,581
First Data Corp.                                                  15,000                       734,062
Gerber Scientific, Inc.                                           19,400                       428,013
Oracle Corp. (a)                                                  12,750                       473,344
Synopsys, Inc. (a)                                                 7,600                       419,425
                                                                                          -------------
                                                                                             2,601,425
                                                                                          -------------
Computers & Office Equipment - 3.5%
Gateway, Inc. (a)                                                  4,400                       259,600
Seagate Technology, Inc. (a)                                       8,600                       220,375
                                                                                          -------------
                                                                                               479,975
                                                                                          -------------
Credit & Other Finance - 1.8%
Associates First Capital Corp. - Class A                           5,450                       241,503
                                                                                          -------------
Department Stores - 1.8%
Dayton Hudson Corp.                                                3,700                       240,500
                                                                                          -------------
Diversified Healthcare - 4.0%
Abbott Laboratories, Inc.                                          6,000                       273,000
Johnson & Johnson, Inc.                                            2,800                       274,400
                                                                                          -------------
                                                                                               547,400
                                                                                          -------------
Electrical Equipment - 4.7%
American Power Conversion, Inc. (a)                               32,000                       644,000
                                                                                          -------------
Energy Services - 7.4%
Halliburton Co.                                                   11,100                       502,275
Weatherford International Corp. (a)                               13,550                       496,269
                                                                                          -------------
                                                                                               998,544
                                                                                          -------------
Household Products - 2.8%
Kimberly-Clark Group                                               6,600                       376,200
                                                                                          -------------

See accompanying notes which are an integral part of the financial statements


Cornerstone MVP Fund
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                         Shares                        Value

Industrial Machinery & Equipment - 7.1%
Caterpillar, Inc.                                                  7,500                     $ 450,000
Ingersoll-Rand Co.                                                 8,000                       517,000
                                                                                          -------------
                                                                                               967,000
                                                                                          -------------
Insurance - 2.9%
Aetna, Inc.                                                        4,500                       402,469
                                                                                          -------------
Lodging & Gaming - 1.9%
Marriott International, Inc. - Class A                             7,000                       261,625
                                                                                          -------------
Manufacturers - Diversified - 3.2%
Minnesota Mining & Manufacturing Co.                               5,000                       434,687
                                                                                          -------------
Natural Gas - 2.0%
Consolidated Natural Gas Co.                                       4,500                       273,375
                                                                                          -------------
Oil & Gas - 3.7%
Exxon Corp.                                                        6,600                       509,025
                                                                                          -------------
Publishing -  3.2%
Gannett Co., Inc.                                                  6,000                       428,250
                                                                                          -------------
Restaurants - 2.2%
Starbucks Corp. (a)                                                8,000                       300,500
                                                                                          -------------
Telephone Services - 7.9%
AT&T Corp.                                                         6,900                       385,106
Cable & Wireless ADS                                              10,000                       396,250
SBC Communications, Inc.                                           5,000                       290,000
                                                                                          -------------
                                                                                             1,071,356
                                                                                          -------------

TOTAL COMMON STOCKS (Cost $11,628,908)                                                      12,795,882
                                                                                          -------------
                                                                Principal
                                                                  Amount                        Value
Money Market Securities - 5.9%
Firstar Treasury Fund, 3.98% (b) (Cost $799,928)                $799,928                       799,928
                                                                                          -------------

TOTAL INVESTMENTS - 100.0% (Cost $12,428,836)                                               13,595,810
                                                                                          -------------
Other assets less liabilities - 0.0%                                                            (2,571)
                                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                                 $ 13,593,239
                                                                                          =============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 1999

See accompanying notes which are an integral part of the financial statements

Cornerstone MVP Fund                                               June 30, 1999
Statement of Assets & Liabilities

Assets
Investment in securities (cost $12,428,836)                        $ 13,595,810
Dividends receivable                                                      7,639
Interest receivable                                                       1,842
                                                                  -------------
   Total assets                                                      13,605,291

Liabilities
Accrued investment advisory fee payable                  $ 12,052
                                                     ------------

   Total liabilities                                                     12,052
                                                                  -------------

Net Assets                                                         $ 13,593,239
                                                                  =============

Net Assets consist of:
Paid in capital                                                    $ 12,723,228
Accumulated net realized gain (loss) on investment                     (296,963)
Net unrealized appreciation on investments                            1,166,974
                                                                  -------------

Net Assets, for 1,266,500 shares                                   $ 13,593,239
                                                                  =============

Net Asset Value

Net Assets
Offering price and redemption price per share
   ($13,593,239/1,266,500)                                              $ 10.73
                                                                  =============

See accompanying notes which are an integral part of the financial statements

Cornerstone MVP Fund
Statement of Operations for the period December 31, 1998
   (Commencement of Operations) to June 30, 1999

Investment Income
Dividend income                                                        $ 31,671
Interest income                                                          10,130
                                                                     ----------
Total Income                                                             41,801


Expenses
Investment advisory fee                                     $ 43,651
Trustees' fees                                                 1,084
                                                        ------------
Total expenses before reimbursement                           44,735
Reimbursed expenses                                           (1,084)
                                                        ------------
Total operating expenses                                                 43,651
                                                                    -----------
Net Investment Income (Loss)                                             (1,850)
                                                                    -----------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities           (296,963)
Change in net unrealized appreciation (depreciation)
   on investment securities                                1,166,974
                                                         -----------
Net gain on investment securities                                       870,011
                                                                    -----------
Net increase in net assets resulting from operations                  $ 868,161
                                                                    ===========

See accompanying notes which are an integral part of the financial statements

Cornerstone MVP Fund
Statement  of  Changes  in  Net  Assets  for  the  period   December   31,  1998
   (Commencement of Operations) to June 30, 1999

Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                        $ (1,850)
   Net realized gain (loss) on investment securities                   (296,963)
   Change in net unrealized appreciation (depreciation)               1,166,974
                                                                    -----------
   Net increase in net assets resulting from operations                 868,161
                                                                    -----------
Share Transactions
   Net proceeds from sale of shares                                  12,725,078
                                                                    -----------
Net increase in net assets resulting
   from share transactions                                           12,725,078
                                                                    -----------
   Total increase in net assets                                      13,593,239

Net Assets
   Beginning of period                                                       -
                                                                    -----------
   End of period [including accumulated undistributed net
      investment loss of $0]                                        $13,593,239
                                                                    ===========

See accompanying notes which are an integral part of the financial statements

Cornerstone MVP Fund
Financial Highlights for the period December 31, 1998
   (Commencement of Operations) to June 30, 1999


Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                             0.00
   Net realized and unrealized gain (loss)                  0.73
                                                   --------------
                                                   --------------
Total from investment operations                            0.73
                                                   --------------

Net asset value, end of period                           $ 10.73
                                                   ==============

Total Return (b)                                           7.30%

Ratios and Supplemental Data
Net assets, end of period (000)                          $13,593
Ratio of expenses to average net assets                    1.10% (a)
Ratio of expenses to average net assets
   before reimbursement                                    1.13% (a)
Ratio of net investment income (loss) to
   average net assets                                    (0.05)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement               (0.07)% (a)
Portfolio turnover rate                                  162.54% (a)

(a)  Annualized
(b) For periods of less than a full year, total returns are not annualized.

See accompanying notes which are an integral part of the financial statements

                              Cornerstone MVP Fund
                          Notes to Financial Statements
                                  June 30, 1999


NOTE 1.  ORGANIZATION

     Cornerstone MVP Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 22, 1998 and commenced operations on December 31, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                              Cornerstone MVP Fund
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Cornerstone Investment Management, LLC (the "Advisor") to manage the Fund's investments. The Advisor was organized as a Colorado corporation in 1997. Christopher S. Ryan, President and Managing Partner of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.10% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period from
December 31, 1998 (commencement of operations) through June 30, 1999, the Advisor received a fee of $43,651 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.10%. For the period December 31, 1998 (commencement of operations) through June 30, 1999, the Advisor reimbursed expenses of $1,084. There is no assurance that such reimbursement will continue in the future.

                              Cornerstone MVP Fund
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 31, 1998 (commencement of operations) to June 30, 1999, the Administrator received fees of $12,500 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor from December 31, 1998 (commencement of operations) to June 30, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.


NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 1999 was $12,723,228.

     Transactions in shares were as follows:

                        For the period December 31, 1998
                 (Commencement of Operations) to June 30, 1999

                         Shares                 Dollars

Shares sold            1,266,500              $12,725,078
                       =========              ===========


NOTE 5.  INVESTMENTS

     For the period from December 31, 1998 (commencement of operations) through June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $17,606,157 and $5,680,286, respectively. As of June 30, 1999, the gross unrealized appreciation for all securities totaled $1,446,542 and the gross unrealized depreciation for all securities totaled $279,568 for a net unrealized appreciation of $1,166,974. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $12,428,836.

                              Cornerstone MVP Fund
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1999, Charles Schwab & Co. owned of record in aggregate more than 95% of the Fund.


NOTE 8. RECLASSIFICATIONS

     In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of June 30, 1999 the fund recorded permanent book/tax differences of $1,850 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.


NOTE 9. YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                                GJMB Growth Fund








                                  Annual Report

                                  June 30, 1999









                                 Fund Advisor :

                          Gamble, Jones, Morphy & Bent
                     301 East Colorado Boulevard, Suite 802
                           Pasadena, California 91101

                            Telephone (626) 795-7583
                               Fax (626) 795-7583

                            Web Address: www.gjmb.com

                                GJMB Growth Fund

                        Annual Report dated June 30, 1999

Dear Fellow Shareholders:

We are pleased to present you with our Fund's investment results for its first six months of operation. The Fund's cumulative total return from December 31, 1998 through June 30, 1999 was 10.2%, net of all fees. This return slightly lagged the 11.7% return of the market capitalization weighted Standard & Poor's 500 Index. It should be noted however that during the Fund's first 18 days of operation, the Fund was allocated 100% in a money market investment because the Fund wasn't large enough to justify the purchase of individual securities. When we did begin to actively manage the Fund on January 29, 1999 however, the Standard & Poor's 500 Index had already gained 4.2% for the year, compared to just 0.2% for our money market portfolio. We therefore are quite proud of the fact that we were able to overcome a majority of this deficit in such a short period of time. The Fund's investment results are compared below with the Standard & Poor's 500 Index.


     Returns for the Periods Ended June 30, 1999
                                                                 Since Inception
     Fund/Index            3 Months             6 Months            12/31/98

     GJMB Growth Fund        6.9%                 10.2%               10.2%
     S&P 500 Index           7.0%                 11.7%               11.7%

     Comparison of the Change in Value of a $200,000 investment in the GJMB Growth Fund and the Unmanaged S&P 500 Index.

     CHART:

       DATE         GJMB Growth Fund         S&P 500 Index
     12/31/98          $200,000                $200,000
      1/31/99          $200,400                $208,202
      2/26/99          $199,800                $201,481
      3/31/99          $206,600                $209,394
      4/30/99          $213,400                $217,238
      5/31/99          $205,400                $211,814
      6/30/99          $220,400                $223,345

This chart shows the value of a hypothetical initial investment of $200,000 in the Fund and the S&P 500 Index on December 31, 1998 and held through June 30, 1999. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends and are not annualized. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICATIVE OF FUTURE RESULTS.

Portfolio Overview

It is the focus of the Fund to strive for long term capital appreciation via investments in individual large capitalization blue chip stocks. As a non-diversified fund, we have reserved the opportunity to take a significant position in one or two key stocks or even possibly maintain a large cash balance as we deem appropriate. Detailed below is a summary of the Fund's current level of diversification which includes a listing of our major industry weightings as well as the largest holdings of the Fund as of June 30, 1999.


                   Industry Sector Weightings
                   --------------------------
                                                                    Percent of
                                                                    Net Assets
                                                                     06/30/99
                                                                    ----------
                   Capital Equipment & Services                       10.3%
                   Consumer Cyclicals                                  3.0%
                   Consumer Non-Cyclicals                              7.1%
                   Energy/Oil Services                                 5.1%
                   Financial Services                                 12.6%
                   Health Care/Pharmaceuticals                        22.0%
                   Technology                                         21.5%
                   Telecommunications                                  7.6%
                   Cash Equivalents                                   10.8%
                                                                    ----------
                   Total                                             100.0%



                   Ten Largest Equity Holdings
                   ---------------------------
                                                                    Percent of
                                                                    Net Assets
                                                                     06/30/99
                                                                    ----------
                   Microsoft                                           4.4%
                   Oracle Corporation                                  4.3%
                   General Electric                                    4.3%
                   Procter & Gamble                                    4.2%
                   American Home Products                              3.3%
                   Cisco Systems                                       3.3%
                   Fannie Mae                                          3.3%
                   Johnson & Johnson                                   3.2%
                   Lucent Technology                                   3.2%
                   Sun Microsystems                                    3.2%
                                                                    ----------
                   Total                                              36.7%

Our Market Outlook

         The economy continues to provide a strong fundamental backdrop for investors. Low interest rates, low inflation rates and a government operating surplus should provide a scenario for continued long term growth for our domestic economy. Our view for 2000 is continued solid growth in GNP on the order of 2%, which will easily make the current expansion the longest in U.S. history.

         With the above components in place for the foreseeable future, our focus will shift to corporate earnings, both their reliability and their quality. Current earnings results for much of the S&P 500 reflect a 15% increase over last year. This gives us confidence that with the continued strong growth in the domestic economy, improved global conditions and productivity gains, earnings trends for 2000 will be in the area of 8-10%.

         Although common stocks are expensive on an historical basis, we feel long term investors will be rewarded by our fund which is designed to own companies that have a proven record of increasing earnings in good times and bad. We feel that the companies listed in our "largest equity holdings" are very representative of our total fund holdings.

    We look forward to another successful year and are delighted that you have chosen to invest in it with us.


    Best regards,




    Thomas S. Jones                                   Christopher E. Morphy
    Principal -                                       Principal -
    Gamble,Jones,Morphy & Bent                        Gamble,Jones,Morphy & Bent

GJMB Growth Fund
Schedule of Investments - June 30, 1999

Common Stocks - 89.2%                                             Shares                        Value

Capital Equipment & Services - 10.3%
AlliedSignal, Inc.                                                 2,956                     $ 186,228
General Electric Co.                                               2,450                       276,850
Illinois Tool Works, Inc.                                          2,550                       209,100
                                                                                          -------------
                                                                                               672,178
                                                                                          -------------
Consumer Cyclicals - 3.0%
Ford Motor Corp.                                                   3,475                       196,120
                                                                                          -------------
Consumer Non-Cyclicals - 7.1%
Coca-Cola Co.                                                      3,100                       193,750
Procter & Gamble, Inc.                                             3,025                       269,981
                                                                                          -------------
                                                                                               463,731
                                                                                          -------------
Energy - 5.1%
Chevron Corp.                                                        837                        79,672
Royal Dutch Petroleum ADR                                          1,319                        79,470
Schlumberger Ltd.                                                  2,665                       169,727
                                                                                          -------------
                                                                                               328,869
                                                                                          -------------
Financial Services - 12.6%
American International Group                                       1,650                       193,153
Bank of America Corp.                                              2,800                       205,275
Fannie Mae                                                         3,100                       211,962
Fleet Financial Group                                              4,660                       206,788
                                                                                          -------------
                                                                                               817,178
                                                                                          -------------
Health Care & Pharmaceuticals - 22.0%
Abbott Laboratories, Inc.                                          4,263                       193,967
American Home Products, Inc.                                       3,700                       212,750
Bristol-Myers Squibb, Inc.                                         2,775                       195,464
Johnson & Johnson, Inc.                                            2,150                       210,700
Merck & Co., Inc.                                                  2,775                       205,350
Pfizer, Inc.                                                       1,890                       207,428
Warner Lambert, Inc.                                               2,983                       206,946
                                                                                          -------------
                                                                                             1,432,605
                                                                                          -------------
Technology - 21.5%
Cisco Systems, Inc. (a)                                            3,300                       212,231
Intel Corp.                                                        3,400                       202,300
Lucent Technologies, Inc.                                          3,125                       210,742
Microsoft, Inc. (a)                                                3,164                       285,353
Oracle Corp. (a)                                                   7,505                       278,623
Sun Microsystems, Inc. (a)                                         3,048                       209,931
                                                                                          -------------
                                                                                             1,399,180
                                                                                          -------------

See accompanying notes which are an integral part of the financial statements


GJMB Growth Fund
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                         Shares                        Value

Telecommunications - 7.6%
AT&T Corp.                                                         2,425                     $ 135,346
Bell Atlantic Corp.                                                2,750                       179,781
Vodafone Airtouch Public ADR                                         898                       176,906
                                                                                          -------------
                                                                                               492,033
                                                                                          -------------

TOTAL COMMON STOCKS (Cost $5,330,835)                                                        5,801,894
                                                                                          -------------
                                                                Principal
                                                                  Amount                        Value
Money Market Securities - 10.8%
Firstar Treasury Fund, 3.98% (b) (Cost $699,464)                $699,464                       699,464
                                                                                          -------------

TOTAL INVESTMENTS - 100.0% (Cost $6,030,299)                                                 6,501,358
                                                                                          -------------
Other assets less liabilities - 0.0%                                                               978
                                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                                  $ 6,502,336
                                                                                          =============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 1999.

See accompanying notes which are an integral part of the financial statements

GJMB Growth Fund                                                   June 30, 1999
Statement of Assets & Liabilities

Assets
Investment in securities (cost $6,030,299)                          $ 6,501,358
Dividends receivable                                                      4,640
Interest receivable                                                       2,381
                                                                  -------------
   Total assets                                                       6,508,379

Liabilities
Accrued investment advisory fee payable                   $ 6,043
                                                      -----------

   Total liabilities                                                      6,043
                                                                   -------------

Net Assets                                                          $ 6,502,336
                                                                   =============

Net Assets consist of:
Paid in capital                                                     $ 5,990,120
Accumulated undistributed net investment income                           6,675
Accumulated undistributed net realized gain on investments               34,482
Net unrealized appreciation on investments                              471,059
                                                                   -------------

Net Assets, for 589,927 shares                                      $ 6,502,336
                                                                   =============

Net Asset Value

Net Assets
Offering price and redemption price per share ($6,502,336/589,927)      $ 11.02
                                                                   =============

See accompanying notes which are an integral part of the financial statements

GJMB Growth Fund
Statement of Operations for the period December 31, 1998
   (Commencement of Operations) to June 30, 1999

Investment Income
Dividend income                                                        $ 19,276
Interest income                                                          11,298
                                                                    ------------
Total Income                                                             30,574


Expenses
Investment advisory fee                                    $ 23,899
Trustees' fees                                                1,084
                                                       -------------
Total expenses before reimbursement                          24,983
Reimbursed expenses                                          (1,084)
                                                       -------------
Total operating expenses                                                 23,899
                                                                    ------------
Net Investment Income                                                     6,675
                                                                    ------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                   34,482
Change in net unrealized appreciation (depreciation)
   on investment securities                                 471,059
                                                        ------------
Net gain on investment securities                                       505,541
                                                                    ------------
Net increase in net assets resulting from operations                  $ 512,216
                                                                    ============

See accompanying notes which are an integral part of the financial statements

GJMB Growth Fund
Statement  of  Changes  in  Net  Assets  for  the  period   December   31,  1998
   (Commencement of Operations) to June 30, 1999




Increase (Decrease) in Net Assets
Operations
   Net investment income                                                $ 6,675
   Net realized gain on investment securities                            34,482
   Change in net unrealized appreciation (depreciation)                 471,059
                                                                    ------------
   Net increase in net assets resulting from operations                 512,216
                                                                    ------------
Share Transactions
   Net proceeds from sale of shares                                   5,990,403
   Shares redeemed                                                         (283)
                                                                    ------------
Net increase in net assets resulting
   from share transactions                                            5,990,120
                                                                    ------------
   Total increase in net assets                                       6,502,336

Net Assets
   Beginning of period                                                       -
                                                                    ------------
   End of period [including accumulated undistributed net
      investment income of $6,675]                                  $ 6,502,336
                                                                    ============

See accompanying notes which are an integral part of the financial statements

GJMB Growth Fund
Financial Highlights for the period December 31, 1998
   (Commencement of Operations) to June 30, 1999




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.02
   Net realized and unrealized gain                         1.00
                                                   --------------
Total from investment operations                            1.02
                                                   --------------

Net asset value, end of period                           $ 11.02
                                                   ==============

Total Return (b)                                          10.20%

Ratios and Supplemental Data
Net assets, end of period (000)                           $6,502
Ratio of expenses to average net assets                    1.20%  (a)
Ratio of expenses to average net assets
   before reimbursement                                    1.25%  (a)
Ratio of net investment income to
   average net assets                                      0.34%  (a)
Ratio of net investment income to
   average net assets before reimbursement                 0.28%  (a)
Portfolio turnover rate                                   24.26%  (a)

(a)  Annualized
(b) For periods of less than a full year, total returns are not annualized.

See accompanying notes which are an integral part of the financial statements

                                GJMB Growth Fund
                          Notes to Financial Statements
                                  June 30, 1999


NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 22, 1998 and commenced operations on December 31, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                GJMB Growth Fund
                          Notes to Financial Statements
                            June 30, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Gamble, Jones, Morphy & Bent (the "Advisor") to manage the Fund's investments. The Advisor became a registered investment adviser in 1956 and was reorganized as a California corporation in 1990. Thomas S. Jones, President of the Advisor, and Thomas W. Bent, Executive Vice President of the Advisor, are the controlling shareholders of Gamble, Jones, Morphy & Bent. The investment decisions for the Fund are made by the executive committee of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period from December 31, 1998 (commencement of operations) through June 30, 1999 the Advisor received a fee of $23,899 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.20%. For the period December 31, 1998 (commencement of operations) through June 30, 1999, the Advisor reimbursed expenses of $1,084. There is no assurance that such reimbursement will continue in the future.

                                GJMB Growth Fund
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued


     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 31, 1998 (commencement of operations) to June 30, 1999, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor from December 31, 1998 (commencement of operations) to June 30, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.


NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 1999 was $5,990,120.

     Transactions in shares were as follows:


                        For the period December 31, 1998
                  (Commencement of Operations) to June 30, 1999
                         Shares                 Dollars

Shares sold            589,954                $5,990,403
Shares  redeemed           (27)                     (283)
                       -------               ------------
                       589,927                $5,990,120
                       =======               ============


NOTE 5.  INVESTMENTS

     For the period from December 31, 1998 (commencement of operations) through June 30, 1999, purchases and sales of investment securities, other than short-term investments,

                                GJMB Growth Fund
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 5.  INVESTMENTS - continued

aggregated $5,714,675 and $418,323, respectively. As of June 30, 1999, the gross unrealized appreciation for all securities totaled $536,712 and the gross unrealized depreciation for all securities totaled $65,653 for a net unrealized appreciation of $471,059. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $6,030,299.


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1999, Charles Schwab & Co.owned of record in aggregate more than 98% of the Fund.


NOTE 8. YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

June 30, 1999


Dear Fellow Shareholders,

The IMS Capital Value Fund returned +18.57% to investors over the last 12 months, beating 90% of the 273 funds in its category (mid-cap value) according to Morningstar. Adhering to our strict value discipline has provided handsome rewards to our fellow shareholders over the last year. While we welcome the renewed popularity of value investing, we are quick to point out that our approach has never wavered.

The Fund returned:         +12.26% for the quarter
                           +16.57% for the last six months
                           +29.08% for the last eight months
                           +18.57% for the last twelve months

The Fund has returned an average of +16.78% annually since its inception on August 5, 1996.

Even with the Dow at record highs, we continue to uncover compelling investment opportunities. Our level of commitment to value investing is perhaps best illustrated by the Fund's price-to-book value ratio, which according to Morningstar, is at a 50% discount to the S & P 500 Index. In other words, in terms of assets ( cash, plants, equipment, etc) the average stock in the Index is twice as expensive as the average stock in our portfolio. Since much of our best research has yet to bear fruit, we feel the Fund is poised to continue delivering solid returns. While the overall market will inevitably experience short term volatility due to Y2K and generally high valuations, we feel the long-term prospects of the businesses we own look quite promising.

The objective of the IMS Capital Value Fund is long-term growth. The Fund invests primarily in blue chip stocks with strong value characteristics and improving business momentum. The Fund's holdings are well diversified across all major industry sectors. Considerable care is taken to minimize capital gains and produce superior after-tax returns. We continually search out undervalued opportunities that will help to both grow and protect our shareholder's capital.

We appreciate your trust in joining us as shareholders.

Sincerely,



Carl W. Marker
Portfolio Manager
IMS Capital Value Fund

P.S. - We recently changed our fiscal year-end to coincide with the end of a quarter. The change will allow for greater efficiencies and make it easier for shareholders to compare our results with other funds and benchmarks. Our new fiscal year ended on June 30th, which explains why you have received two financial reports in a relatively short period of time.

                   Returns for the periods ended June 30, 1999

Chart

Date                 IMS Capital Value Fund          Russell Mid-Cap Value Index
08-05-96                   $10,000                            $10,000
10-31-96                   $10,760                            $10,785
04-30-97                   $11,360                            $11,901
10-31-97                   $12,060                            $14,290
04-30-98                   $13,612                            $16,776
10-31-98                   $12,157                            $15,111
06-30-99                   $15,682                            $17,362

This graph shows the value of a hypothetical $10,000 investment in the Fund and the Russell Midcap Value Index. The index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses which have lowered the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.


---------------------------------------- ------------------ --------------------
                                          One Year Total    Total Average Annual
                                              Return            Return Since
                                                                 Inception
Fund / Index                                                   August 5, 1996
---------------------------------------- ------------------ --------------------
IMS Capital Value Fund                        18.57%                16.78%
---------------------------------------- ------------------ --------------------
Value Line Index                              10.41%                20.80%
---------------------------------------- ------------------ --------------------
Russell Mid-Cap Value Index                    5.63%                20.92%
---------------------------------------- ------------------ --------------------
S&P 500 Index                                 22.76%                28.93%
---------------------------------------- ------------------ --------------------

The Value Line, Russell Mid-Cap Value and S&P 500 indexes shown are all widely used benchmarks each representing an unmanaged group of stocks. Returns for the indexes do not reflect expenses which have lowered the Fund's return. Returns for the Value Line Index do not reflect the reinvestment of dividends or capital gains. Returns for the Russell Mid-Cap Value and S&P 500 indexes do reflect the reinvestment of both dividends and capital gain distributions.

Large discrepancies exist between the make up of the S&P 500 Index and the Fund which make comparisons inappropriate, in the opinion of the Fund's advisor, with the most significant discrepancy being the large-cap growth orientation of the S&P 500 Index vs the Fund's mid-cap value characteristics. Therefore, the S&P 500 Index will no longer be used in future comparisons. The Russell Mid-Cap Value and Value Line indexes make for more appropriate benchmarks as they represent the performance stocks more similar in characteristics to that of the Fund.

IMS Capital Value Fund
Schedule of Investments - June 30, 1999

Common Stocks - 98.3%                                             Shares                        Value

BASIC INDUSTRIES - 6.7%
Iron & Steel - 3.2%
USX-U.S. Steel Group                                              14,000                     $ 378,000
                                                                                          -------------
Metals & Mining - 1.4%
Newmont Mining Corp.                                               8,000                       159,000
                                                                                          -------------
Packaging & Containers - 2.1%
Crown Cork & Seal, Inc.                                            8,500                       242,250
                                                                                          -------------
   TOTAL  BASIC  INDUSTRIES                                                                    779,250
                                                                                          -------------
DURABLES - 5.2%
Textiles & Apparel - 5.2%
Fruit of the Loom, Inc. - Class A (a)                             20,000                       195,000
Nike, Inc. - Class B                                               6,500                       411,531
                                                                                          -------------
                                                                                               606,531
                                                                                          -------------
ENERGY - 6.6%
Oil & Gas - 6.6%

Diamond Offshore Drilling, Inc.                                   12,000                       340,500
Pennzoil-Quaker State, Inc.                                       28,000                       420,000
                                                                                          -------------
                                                                                               760,500
                                                                                          -------------
FINANCE - 7.2%
Banks - 3.7%
Citigroup, Inc.                                                    9,000                       427,500
                                                                                          -------------
Securities Industry - 3.5%
T. Rowe Price Associates                                          10,500                       402,938
                                                                                          -------------
   TOTAL  FINANCE                                                                              830,438
                                                                                          -------------
HEALTH - 11.3%
Diversified - 2.7%
American Home Products, Inc.                                       5,500                       316,250

Drugs & Pharmaceuticals - 5.0%
Amgen, Inc. (a)                                                    3,000                       182,625
IVAX Corp. (a)                                                    28,000                       395,500
                                                                                          -------------
                                                                                               578,125
                                                                                          -------------
Managed Care - 2.0%
Pacificare Health Systems, Inc. - Class A (a)                      3,300                       237,394

Medical Facilities Management - 1.6%
Columbia / HCA Healthcare Corp.                                    8,000                       182,500
                                                                                          -------------

   TOTAL  HEALTH                                                                             1,314,269
                                                                                          -------------

See accompanying notes which are an integral part of the financial statements


IMS Capital Value Fund
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                         Shares                        Value

INDUSTRIAL MACHINERY & EQUIPMENT - 8.3%
Electrical Equipment - 4.3%
American Power Conversion, Inc. (a)                               25,000                     $ 503,125
                                                                                          -------------
Pollution Control - 4.0%
Waste Management                                                   8,600                       462,250
                                                                                          -------------
   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                  965,375
                                                                                          -------------
MEDIA & LEISURE - 2.4%
Leisure Durables & Toys - 2.4%
Marvel Enterprises, Inc. (a)                                      37,000                       272,875
                                                                                          -------------
NON-DURABLES - 9.3%
Beverages - 3.2%
PepsiCo, Inc.                                                      9,500                       367,531
                                                                                          -------------
Foods - 2.3%
Nabisco Group Holdings                                            14,000                       273,875
                                                                                          -------------
Household Products - 3.8%
Kimberly-Clark Group                                               5,000                       285,000
Sunbeam Corp. (a)                                                 20,000                       158,750
                                                                                          -------------
                                                                                               443,750
                                                                                          -------------
   TOTAL  NON-DURABLES                                                                       1,085,156
                                                                                          -------------
RETAIL & WHOLESALE - 7.5%
Specialty - 7.5%
OfficeMax, Inc. (a)                                               38,000                       456,000
Toys R Us, Inc. (a)                                               20,000                       413,750
                                                                                          -------------
                                                                                               869,750
                                                                                          -------------
SERVICES - 5.1%
Services - 5.1%
Block (H&R)                                                        9,000                       450,000
Olsten Corp.                                                      23,000                       145,187
                                                                                          -------------
                                                                                               595,187
                                                                                          -------------
TECHNOLOGY - 16.0%
Communications Equipment - 2.4%
Motorola, Inc.                                                     3,000                       284,250
                                                                                          -------------
Computer Services & Software - 10.0%
Electronic Data Systems Corp.                                      7,500                       424,219
                                                                                          -------------
Oracle Corp. (a)                                                   8,000                       297,000
Symantec Corp. (a)                                                17,000                       433,500
                                                                                          -------------
                                                                                             1,154,719
                                                                                          -------------

See accompanying notes which are an integral part of the financial statements


IMS Capital Value Fund
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                         Shares                        Value

TECHNOLOGY - continued
Electronics - 3.6%
Intel Corp.                                                        7,000                     $ 416,500
                                                                                          -------------
   TOTAL  TECHNOLOGY                                                                         1,855,469
                                                                                          -------------
TRANSPORTATION - 2.8%
Trucking & Freight - 2.8%
FDX Corp. (a)                                                      6,000                       325,500
                                                                                          -------------
UTILITIES - 9.9%
Cellular - 2.5%
Paging Network, Inc. (a)                                          60,000                       288,750
                                                                                          -------------
Electric Utility - 3.3%
Niagara Mohawk Holdings, Inc. (a)                                 24,000                       385,500
                                                                                          -------------
Telephone Services - 4.1%
AT&T Corp.                                                         8,500                       474,406
                                                                                          -------------
   TOTAL  UTILITIES                                                                          1,148,656
                                                                                          -------------

TOTAL COMMON STOCKS (Cost $9,336,148)                                                       11,408,956
                                                                                          -------------
                                                                Principal
                                                                  Value                         Value
Money Market Securities - 1.7%
Firstar Treasury Fund, 3.98% (b) (Cost $193,850)                $193,850                       193,850
                                                                                          -------------

TOTAL INVESTMENTS - 100.0% (Cost $9,529,998)                                                11,602,806
                                                                                          -------------
Other assets less liabilities - 0.0%                                                             5,085
                                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                                 $ 11,607,891
                                                                                          =============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 1999.

See accompanying notes which are an integral part of the financial statements

IMS Capital Value Fund                                             June 30, 1999
Statement of Assets & Liabilities

Assets
Investment in securities (cost $9,529,998)                         $ 11,602,806
Receivable for fund shares sold                                          12,609
Receivable from advisor                                                   6,400
Dividends receivable                                                      7,555
Interest receivable                                                         357
Deferred organization costs                                              14,710
                                                                   -------------
   Total assets                                                      11,644,437

Liabilities
Accrued investment advisory fee payable                  $ 23,893
Payable for fund shares redeemed                            1,026
Other payables and accrued expenses                        11,627
                                                    --------------

   Total liabilities                                                     36,546
                                                                   -------------

Net Assets                                                         $ 11,607,891
                                                                   =============

Net Assets consist of:
Paid in capital                                                     $ 8,414,349
Accumulated undistributed net realized gain on investments            1,123,819
Accumulated net realized gain (loss) on options transactions             (3,085)
Net unrealized appreciation on investments                            2,072,808
                                                                   -------------

Net Assets, for 797,094 shares                                     $ 11,607,891
                                                                   =============

Net Asset Value

Offering price and redemption price per share ($11,607,891/797,094)     $ 14.56
                                                                   =============

See accompanying notes which are an integral part of the financial statements

IMS Capital Value Fund
Statement of Operations for the
   eight months ended June 30, 1999

Investment Income
Dividend income                                                       $ 113,103
Interest income                                                           8,222
                                                                   -------------
Total Income                                                            121,325


Expenses
Investment advisory fee                                  $ 98,550
Administration fees                                        20,000
Transfer agent fees                                        14,515
Pricing & bookkeeping fees                                 11,536
Audit fees                                                  6,638
Legal fees                                                  4,613
Custodian fees                                              4,172
Amortization of organizational expenses                     3,127
Shareholder reports                                         2,802
Trustees' fees                                              1,357
Registration fees                                           1,105
Miscellaneous                                               1,314
                                                    --------------
Total expenses before reimbursement                                     169,729
Reimbursed expenses                                                     (45,369)
                                                                   -------------
Total operating expenses                                                124,360
                                                                   -------------
Net Investment Income (Loss)                                             (3,035)
                                                                   -------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities              1,172,251
Net realized gain (loss) on options transactions            2,923
Change in net unrealized appreciation (depreciation)
   on investment securities                             1,803,897
                                                    --------------
Net gain on investment securities                                     2,979,071
                                                                   -------------
Net increase in net assets resulting from operations                $ 2,976,036
                                                                   =============

See accompanying notes which are an integral part of the financial statements

IMS Capital Value Fund
Statement of Changes in Net Assets

                                             Eight Months             Year
                                                Ended                 Ended
                                               June 30,             October 31,
                                                 1999                  1998
                                            --------------        --------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                 $ (3,035)            $ (60,430)
   Net realized gain on
     investment securities                     1,172,251                26,314
   Net realized gain on
     options transactions                          2,923                     -
   Net realized gain (loss) on
     options transactions                              -                (6,008)
   Change in net unrealized
     appreciation (depreciation)               1,803,897                69,368
                                            --------------        --------------
   Net increase in net assets
     resulting from operations                 2,976,036                29,244
                                            --------------        --------------
Distributions to shareholders
   Return of capital                                   -               (25,273)
   From net realized gain                              -              (682,377)
                                            --------------        --------------
   Total distributions                                 -              (707,650)
                                            --------------        --------------
Share Transactions
   Net proceeds from sale of shares              607,468             3,955,446
   Shares issued in reinvestment of
     distributions                                     -               702,348
   Shares redeemed                            (3,499,602)           (2,387,348)
                                            --------------        --------------
Net increase (decrease) in net assets resulting
   from share transactions                    (2,892,134)            2,270,446
                                            --------------        --------------
   Total increase in net assets                   83,902             1,592,040

Net Assets
   Beginning of period                        11,523,989             9,931,949
                                            --------------        --------------

   End of period [including accumulated
      undistributed net investment income
      (loss) of $0, and $0, respectively]   $ 11,607,891          $ 11,523,989
                                            ==============        ==============

See accompanying notes which are an integral part of the financial statements

IMS Capital Value Fund
Financial Highlights

                                          Eight months                                    Period
                                             ended                                        ended
                                            June 30,        Years ended October 31,     October 31,
                                              1999           1998           1997           1996 (c)
                                          ------------   ------------   ------------   ------------
Selected Per Share Data
Net asset value, beginning of period        $ 11.28        $ 12.06        $ 10.76        $ 10.00
                                          ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income (loss)                    -          (0.06)         (0.08)         (0.01)
  Net realized and unrealized gain             3.28           0.12           1.38           0.77
                                          ------------   ------------   ------------   ------------
Total from investment operations               3.28           0.06           1.30           0.76
                                          ------------   ------------   ------------   ------------
Less Distributions
  From net investment income                      -          (0.03)             -              -
  From net realized gain                          -          (0.81)             -              -
                                          ------------   ------------   ------------   ------------
Total Distributions                               -          (0.84)             -              -
                                          ------------   ------------   ------------   ------------
Net asset value, end of period              $ 14.56          11.28        $ 12.06        $ 10.76
                                          ============   ============   ============   ============


Total Return (b)                              29.08%          2.27%         12.08%          7.60%

Ratios and Supplemental Data
Net assets, end of period (000)              $11,608        $11,524         $9,932         $4,741
Ratio of expenses to average net assets        1.59% (a)      1.73%          1.97%          1.84% (a)
Ratio of expenses to average net assets
   before reimbursement                        2.17% (a)      2.34%          2.54%          3.92% (a)
Ratio of net investment income (loss) to
   average net assets                        (0.04)% (a)    (0.53)%        (0.64)%        (0.25)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement   (0.62)% (a)    (1.14)%        (1.20)%        (2.32)% (a)
Portfolio turnover rate                       68.16% (a)     81.74%         34.76%          3.56% (a)

(a) Annualized
(b) For periods of less than a full year, total returns are not annualized.
(c) August 5, 1996 (commencement of operations) to October 31, 1996

See accompanying notes which are an integral part of the financial statements

                             IMS Capital Value Fund
                          Notes To Financial Statements
                                  June 30, 1999


NOTE 1.  ORGANIZATION

     IMS Capital Value Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term growth. The Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board of Trustees of the Trust (the "Board") approved a change in the fiscal year-end of the Fund to June 30. Accordingly, the financial statements of the fund are presented for the eight-month period ended June 30, 1999.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                             IMS Capital Value Fund
                          Notes To Financial Statements
                            June 30, 1999 - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. (the "Advisor") to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.59% of the average daily net assets of the Fund. Through October 31, 1999, the Advisor has voluntarily agreed to waive the management fee to a rate of 1.26%. For the eight-month period ended June 30, 1999 the Advisor received fees of $98,550 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the Fund through October 31, 1999 to the extent necessary to maintain total operating expenses at the rate of 1.59%. For the eight-month period ended June 30, 1999 the Advisor reimbursed expenses of $45,369. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the eight-month period ended June 30, 1999 the Administrator received fees of $20,000 from the Advisor for administrative services provided to the Fund.

                             IMS Capital Value Fund
                          Notes To Financial Statements
                            June 30, 1999 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the eight-month period ended June 30, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.


NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 1999 was $8,414,349.

     Transactions in shares were as follows:

                         Eight Months ended                 Year ended
                            June 30, 1999                October 31, 1998
                        Shares        Dollars          Shares         Dollars

Shares sold            45,949        $607,468          338,518       $3,955,446

Shares issued in
    reinvestment            -               -           65,032          702,348

Shares redeemed      (270,632)     (3,499,602)        (205,539)      (2,387,348)
                      -------       ---------          -------        ---------
                     (224,683)    $(2,892,134)         198,011       $2,270,446
                      =======       =========          =======        =========


NOTE 5. INVESTMENTS

     For the eight-month period ended June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $5,142,408 and $8,023,641, respectively. The gross unrealized appreciation for all securities totaled $2,416,771 and the gross unrealized depreciation for all securities totaled $343,963 for a net unrealized appreciation of $2,072,808. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $9,529,998.

                             IMS Capital Value Fund
                          Notes To Financial Statements
                            June 30, 1999 - continued


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7.  RECLASSIFICATIONS

     In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of June 30, 1999, the fund recorded permanent book/tax differences of $3,035 from net investment loss to accumulated undistributed net realized gains. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.


NOTE 8. YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers do not properly process and calculate date related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

Dear Fellow Shareholder,

It has not been an easy year for the Jumper Strategic Advantage Fund due to the increase in short-term interest rates and the unusual characteristics of equity markets. While we are disappointed with the Fund's results, we are optimistic about the future. Currently, we feel there is significant value in the bond market versus historical returns and we are well positioned to take advantage of this situation.

Short Term Interest Rates

One contribution to the Fund under-performing our expectations and the benchmark is the rise in short-term interest rates. The 2-year Treasury yield increased from 4.19% to 5.52%, or an increase of 133 basis points. The Fund's average maturity remained at one year during the past eight months. The longer exposure to the bond market versus the 90-day Treasury bill was also a contributing factor in the Fund's under-performance. Looking forward, we feel that the Federal Reserve is finished raising interest rates. This will allow us to lock rates in the current environment as we expect short-term rates to decline over the next year.

Market Neutral Funds

Market Neutral strategies have experienced an exceptionally difficult period over the past year. The market neutral funds invested in by the Jumper Strategic Advantage Fund employ a value-based stock picking approach. Throughout most of the year, large capitalization stocks have provided much of the market's leadership. Investors have been buying the most expensive stocks and ignoring the undervalued more reasonably priced names. In addition, there has been little or no relationship between historical measures of value and stock performance. We are disappointed in the market neutral performance; however we are not surprised, due to the irrational characteristics of recent equity markets. Although we have confidence in market neutral funds, they provided more exposure to equity markets than expected. Also, we currently feel the market neutral funds are not meeting the investment objective of The Jumper Strategic Advantage Fund. Therefore, we have decided to liquidate our positions in market neutral funds and focus on the fixed income markets.

Performance

As previously mentioned, the Fund's longer exposure in the bond markets and the disappointing performance of the market neutral funds hampered The Jumper Strategic Advantage Fund's total return. For the period ending June 30, 1999, the Fund had a total return of .51%. The total return for the Lehman Brothers 1-Year Treasury Bellwether Government Index for the same period was 2.61%.

                      Returns for the Period ended June 30, 1999

                                                          Since Inception --
 Fund / Index                         Six Months           October 26, 1998
 ------------                         ----------          ------------------
 Jumper Strategic Advantage Fund        (0.48)%                  0.51%
 Lehman Brothers 1-Year Treasury
   Bellwether Government Index           2.25%                   2.61%

Chart

                     Jumper Strategic           Lehman Brothers 1-Year Treasury
Date                  Advantage Fund              Bellwether Government Index
10-26-98               $10,000.00                          $10,000.00
10-31-98               $10,050.00                          $10,000.00
11-30-98               $10.050.00                          $10,002.00
12-31-98               $10,100.00                          $10,035.01
01-31-99               $10,100.00                          $10,074.14
02-28-99               $10,500.00                          $10,085.22
03-31-99               $10,067.59                          $10,145.74
04-30-99               $ 9,994.41                          $10,183.28
05-31-99               $10,022.60                          $10,211.79
06-30-99               $10,051.11                          $10,260.81

This graph shows compares the value of a $10,000 investment in the Fund and the Lehman Brothers 1-Year Treasury Bellwether Government Index on October 26, 1998 and held through June 30, 1999. The Lehman Brothers 1-Year Treasury Bellwether Government Index is an unmanaged index representative of the average current 1-year Treasury Bill; the source of the index is Lehman Brothers Fixed Income Research Global Family of Indices. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.

Forward Outlook

Looking forward, we will continue to seek to provide our shareholders with a total return above traditional money market funds. The market neutral strategy will be replaced primarily with short-term fixed income products. We would like to thank you for your continued support. We are delighted by your confidence and look forward to serving your investment needs

Please feel free to contact us with you questions or comments.

Sincerely,



Jay Jumper
President

Jumper Strategic Advantage Fund
Schedule of Investments - June 30, 1999

Mutual Funds - 22.9%                                               Shares                         Value

Barr Rosenberg Market Neutral Fund                                 15,481                      $ 133,144
Barr Rosenberg Select Sectors Fund                                 14,949                        154,724
Euclid Market Neutral Fund Class I                                 13,751                        141,638
James Market Neutral Fund                                             130                          1,207
Puget Sound Market Neutral Fund                                    13,063                        126,317
                                                                                              -----------
TOTAL MUTUAL FUNDS (Cost $583,834)                                                               557,030
                                                                                              -----------
Investment Limited Partnerships - 6.2%
Infinity Market Neutral Fund (Jumper Strategic
   Advantage Fund owns 2.6% of this
   partnership) (Cost $175,000)                                      --                          150,041
                                                                                              -----------
                                                                 Principal
Corporate Notes - 68.6%                                            Amount

Carnival Corp., 5.65%, 10/15/00                                 $ 200,000                        198,804
Delta Air Lines, Inc., 9.75%, 1/2/00                              162,000                        164,385
Fingerhut Cos., 7.375%, 9/15/99                                   250,000                        250,466
Fleet Mortgage Group, Inc., 6.50%, 6/15/00                        200,000                        200,361
Heller Financial, Inc., 6.42%, 8/25/00                            250,000                        250,520
International Lease Finance Corp., 7%, 5/15/00                    200,000                        201,823
Paine Webber Group, Inc., 6.585%, 7/23/01                         200,000                        199,081
Reebok International Ltd., 6.75%, 5/15/00                         200,000                        201,071
                                                                                              -----------
TOTAL CORPORATE NOTES (Cost $1,677,210)                                                        1,666,511
                                                                                              -----------
Money Market Securities - 1.1%
Firstar Treasury Fund, 3.98% (a) (Cost $27,395)                    27,395                         27,395
                                                                                              -----------
TOTAL INVESTMENTS - 98.8% (Cost $2,463,439)                                                    2,400,977
                                                                                              -----------
Other assets less liabilities - 1.2%                                                              28,164
                                                                                              -----------
TOTAL NET ASSETS - 100.0%                                                                    $ 2,429,141
                                                                                              ===========


(a) Variable rate security; the coupon rate shown represents the rate at June 30, 1999

See accompanying notes which are an integral part of the financial statements

Jumper Strategic Advantage Fund                                   June 30, 1999
Statement of Assets & Liabilities

Assets
Investment in securities (cost $2,463,439)                          $ 2,400,977
Interest receivable                                                      30,122
                                                                    ------------
   Total assets                                                       2,431,099

Liabilities
Accrued investment advisory fee payable                    $ 1,958
                                                          ---------

   Total liabilities                                                     1,958
                                                                    ------------

Net Assets                                                          $ 2,429,141
                                                                    ============

Net Assets consist of:
Paid in capital                                                     $ 2,536,149
Accumulated net realized gain (loss) on investments                     (44,546)
Net unrealized depreciation on investments                              (62,462)
                                                                    ------------

Net Assets, for 1,236,575 shares                                    $ 2,429,141
                                                                    ============

Net Asset Value

Net Assets
Offering price and redemption price per share ($2,429,141/1,236,575)     $ 1.96
                                                                      ==========

See accompanying notes which are an integral part of the financial statements

Jumper Strategic Advantage Fund
Statement of Operations for the period October 26, 1998
   (Commencement of Operations) to June 30, 1999

Investment Income
Dividend income                                                        $ 14,689
Interest income                                                         137,553
                                                                    ------------
Total Income                                                            152,242


Expenses
Investment advisory fee                                   $ 24,563
Federal excise tax                                           1,878
Trustees' fees                                               1,392
                                                        -----------
Total expenses before reimbursement                         27,833
Reimbursed expenses                                         (3,270)
                                                        -----------
Total operating expenses                                                 24,563
                                                                    ------------
Net Investment Income                                                   127,679
                                                                    ------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities          (44,546)
Change in net unrealized appreciation (depreciation)
   on investment securities                                (62,462)
                                                        -----------
Net gain (loss) on investment securities                               (107,008)
                                                                    ------------
Net increase in net assets resulting from operations                   $ 20,671
                                                                    ============

See accompanying notes which are an integral part of the financial statements

Jumper Strategic Advantage Fund
Statement of Changes in Net Assets for the period October 26, 1998 (Commencement of Operations) to June 30, 1999


Increase (Decrease) in Net Assets
Operations
   Net investment income                                              $ 127,679
   Net realized gain (loss) on investment securities                    (44,546)
   Change in net unrealized appreciation (depreciation)                 (62,462)
                                                                    ------------
   Net increase in net assets resulting from operations                  20,671
                                                                    ------------
Distributions to shareholders
   From net investment income                                          (127,679)
                                                                    ------------
Share Transactions
   Net proceeds from sale of shares                                   5,408,500
   Shares issued in reinvestment of distributions                       127,679
   Shares redeemed                                                   (3,000,030)
                                                                    ------------
Net increase in net assets resulting
   from share transactions                                            2,536,149
                                                                    ------------
   Total increase in net assets                                       2,429,141
                                                                    ------------

Net Assets
   Beginning of period                                                       -
                                                                    ------------
   End of period                                                    $ 2,429,141
                                                                    ============

See accompanying notes which are an integral part of the financial statements

Jumper Strategic Advantage Fund
Financial Highlights for the period October 26, 1998
   (Commencement of Operations) to June 30, 1999




Selected Per Share Data
Net asset value, beginning of period                      $ 2.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.05
   Net realized and unrealized gain (loss)                 (0.04)
                                                   --------------
Total from investment operations                            0.01
                                                   --------------
Less distributions
   from net investment income                              (0.05)
                                                   --------------

Net asset value, end of period                            $ 1.96
                                                   ==============

Total Return (b)                                           0.51%

Ratios and Supplemental Data
Net assets, end of period (000)                           $2,429
Ratio of expenses to average net assets                    0.75%  (a)
Ratio of expenses to average net assets
   before reimbursement                                    0.85%  (a)
Ratio of net investment income to
   average net assets                                      3.89%  (a)
Ratio of net investment income to
   average net assets before reimbursement                 3.79%  (a)
Portfolio turnover rate                                  255.18%  (a)

(a)  Annualized
(b) For periods of less than a full year, total returns are not annualized.

See accompanying notes which are an integral part of the financial statements

                         Jumper Strategic Advantage Fund
                          Notes To Financial Statements
                                  June 30, 1999

NOTE 1.  ORGANIZATION

     Jumper Strategic Advantage Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 26, 1998 and commenced operations on October 26, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, whose investment objective is to provide a greater total return than may generally be earned in money market funds while attempting to limit general market risk. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class; only Institutional Class shares of the Fund were outstanding as of June 30, 1999.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities are valued primarily on market quotations, where available. Securities for which current market quotations are not readily available, including the current market value of underlying funds, are valued at fair value as determined in good faith by procedures approved by the Fund's board of trustees. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates fair market value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund intends to pay dividends to avoid all income and excise taxes; however, the Fund paid a small excise tax for the taxable period October 26, 1998 (commencement of operations) to December 31, 1998.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. The Fund intends to distribute its net long-term capital gains and its net short term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                         Jumper Strategic Advantage Fund
                          Notes To Financial Statements
                            June 30, 1999 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund  retains The Jumper  Group,  Inc.  (the  "Advisor")  to manage the
Fund's investments. Jay Colton Jumper, the Fund's portfolio manager, is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period from October 26, 1998 (commencement of operations) through June 30, 1999, the Advisor has received a fee of $24,563 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 0.75%. For the period October 26, 1998 (commencement of operations) through June 30, 1999, the Advisor reimbursed expenses of $1,392. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from October 26, 1998 (commencement of operations) through June 30, 1999, the Administrator received fees of $20,000 from the Advisor for administrative services provided to the Fund. The Administrator reimbursed the Fund for federal excise taxes of $1,878.

     The Fund retains AmeriPrime Financial Securities, Inc. (the Distributor) to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the period from October 26, 1998 (commencement of operations) to June 30, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.


NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 1999 was $2,536,149.

                         Jumper Strategic Advantage Fund
                          Notes To Financial Statements
                            June 30, 1999 - continued


NOTE 4.  SHARE TRANSACTIONS - continued

     Transactions in shares were as follows:


                                 For the period October 26, 1998 (Commencement
                                        of Operations) to June 30, 1999

                                        Shares                 Dollars

Shares sold                           2,702,357               $5,408,500
Shares issued in
  reinvestment
  of dividends                           64,846                  127,679
Shares
  redeemed                           (1,530,628)              (3,000,030)
                                      ---------                ---------
                                      1,236,575               $2,536,149
                                      =========                =========


NOTE 5. INVESTMENTS

     For the period from October 26, 1998 (commencement of operations) through June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $6,983,478 and $4,474,556, respectively. As of June 30, 1999, the gross unrealized appreciation for all securities totaled $2,562 and the gross unrealized depreciation for all securities totaled $65,024 for a net unrealized depreciation of $62,462. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $2,463,439.


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         Jumper Strategic Advantage Fund
                          Notes To Financial Statements
                            June 30, 1999 - continued


NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1999, the Arthur
F. DeMoss Foundation beneficially owned more than 83% of the Fund.


NOTE 8. YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets & economies.